STOCKHOLDERS' EQUITY - Preferred Stock (Details) - USD ($)										3 Months Ended	12 Months Ended
	Jun. 10, 2020	Jun. 08, 2020	Jan. 31, 2020	Jan. 24, 2020	Dec. 15, 2019	Dec. 06, 2019	Nov. 15, 2019	Nov. 13, 2019	Sep. 13, 2019	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jan. 29, 2020	Dec. 16, 2019	Nov. 16, 2019
Stockholder's equity (Deficit)
Issuance of stock											$ 11,975,400
Preferred stock, authorized											60,000,000	60,000,000	60,000,000		60,000,000
Accretion of dividend												$ 40,000
Additional paid-in capital											$ 52,988,700	$ 13,965,000	$ 53,933,900
Series A-1 Preferred Stock
Stockholder's equity (Deficit)
Original issue price											$ 0.50
Preferred stock, authorized											24,000,000	24,000,000	24,000,000
Common shares issued for preferred stock converted											624,594
Series B Preferred Stock
Stockholder's equity (Deficit)
Shares issued	1,063,939	335,982	1,739,130	4,782,608		87,050		2,173,913	7,608,696	16,391,397	6,521,738	9,782,609
Issuance of stock			$ 800,000	$ 2,200,000				$ 1,000,000	$ 3,500,000
Original issue price									$ 0.46		$ 0.46		$ 0.46
Preferred stock, authorized									14,130,435		16,500,000	14,130,435	16,500,000
Warrants to purchase								0.0859			0.0859		0.0859
Warrant exercise price								$ 0.003494			$ 0.003494		$ 0.003494
Annual dividend rate					6.00%
Accretion of dividend						$ 40,000						$ 40,000
Additional paid-in capital						$ (40,000)
Effective interest rate (as a percent)											28.00%					14.60%
Common shares issued for preferred stock converted											469,136
Series B Preferred Stock | Minimum
Stockholder's equity (Deficit)
Aggregate purchase price							$ 1,000,000
Series B Preferred Stock | Maximum
Stockholder's equity (Deficit)
Preferred stock, authorized														16,500,000